Securitizations And Variable Interest Entities (Schedule Of Variable Interest Entities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Consumer Loans Auto Financing Receivable [Member]	Dec. 31, 2011 Consumer Loans Auto Financing Receivable [Member]	Dec. 31, 2012 Commercial Automobile [Member]	Dec. 31, 2011 Commercial Automobile [Member]	Dec. 31, 2012 Commercial Other [Member]	Dec. 31, 2011 Commercial Other [Member]	Dec. 31, 2012 Consumer Mortgage Other Member	Dec. 31, 2011 Consumer Mortgage Other Member	Mar. 31, 2011 Consumer Mortgage Other Member	Dec. 31, 2011 Government National Mortgage Association (GNMA) [Member]	Dec. 31, 2011 Canada Mortgage and Housing Corporation [Member]	Dec. 31, 2011 Private Placement [Member]	Dec. 31, 2011 Other [Member]	Dec. 31, 2012 Off-Balance Sheet Loans [Member] Residential Mortgage [Member]	Dec. 31, 2011 Off-Balance Sheet Loans [Member] Residential Mortgage [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Consolidated, Carrying Amount, Assets				$ 28,566	$ 26,504	$ 23,139	$ 19,594	$ 728							$ 1,098	$ 956
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets				0				(28)	83	0	0		2,652	66	141
Assets of nonconsolidated variable interest entities	1,495	51,757		1,495				0	0	0	0		44,127	3,222	4,408
Maximum exposure to loss in nonconsolidated VIEs	1,592	48,860		1,495				85	242	12	17		44,127	66	4,408
Total consoldiated involvement with VIEs	52,405	51,094
Excess Servicing Rights Sold to Variable Interest Entity												266
Total finance receivables and loans, net	97,885	113,252						0	100
Other Assets	11,908	18,741						0	20								0	92
Accrued expenses and other liabilities								28	37
Mortgage loans held-for-sale	2,490	8,112															0	2,400
Mortgage servicing rights	$ 952	$ 2,519	$ 3,738														$ 0	$ 386